Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 570,996,806	$ 390,229,672	$ 389,602,570
Operating expenses
Brokerage and transaction	128,749,064	79,306,618	66,418,918
Technology and development	79,184,019	63,840,463	52,156,468
Marketing and branding	135,947,415	138,721,231	152,258,002
General and administrative	168,642,689	122,714,628	95,789,803
Total operating expenses	512,523,187	404,582,940	366,623,191
Other expense (income), net	13,275,139	(2,302,693)	2,801,285
Income (loss) from continuing operations, before income taxes	45,198,480	(12,050,575)	20,178,094
Provision for income taxes	20,832,451	13,823,355	16,140,571
Income (loss) from continuing operations, net of tax	24,366,029	(25,873,930)	4,037,523
Income from discontinued operations, net of tax (Note 5)		2,691,778	1,784,465
Net income (loss)	24,366,029	(23,182,152)	5,821,988
Less net loss attributable to noncontrolling interest (Note 6)	(404,675)	(488,504)	(247,296)
Net income (loss) attributable to the Company	24,770,704	(22,693,648)	6,069,284
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537
Net loss attributable to ordinary shareholders	(487,519,324)	(517,781,686)	(334,010,716)
Amounts attributable to ordinary shareholders
Income (loss) from continuing operations, net of tax	24,366,029	(25,873,930)	4,037,523
Less loss from continuing operations attributable to noncontrolling interest	(404,675)	(488,504)	(247,296)
Income (loss) from continuing operations attributable to the Company	24,770,704	(25,385,426)	4,284,819
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537
Loss from continuing operations attributable to ordinary shareholders	(487,519,324)	(520,473,464)	(335,795,181)
Income from discontinued operations attributable to ordinary shareholders		$ 2,691,778	$ 1,784,465
Loss per share from continuing operations attributable to ordinary shareholders (Note 22)
Basic (in Dollars per share)	$ (1.23)	$ (3.75)	$ (2.43)
Diluted (in Dollars per share)	(1.23)	(3.75)	(2.43)
Income per share from discontinued operations attributable to ordinary shareholders
Basic (in Dollars per share)		0.02	0.01
Diluted (in Dollars per share)		0.02	0.01
Net loss attributable to ordinary shareholders
Basic (in Dollars per share)	(1.23)	(3.73)	(2.42)
Diluted (in Dollars per share)	$ (1.23)	$ (3.73)	$ (2.42)
Weighted-average shares outstanding
Basic (in Shares)	396,999,679	138,828,900	137,965,591
Diluted (in Shares)	396,999,679	138,828,900	137,965,591
Net income (loss)	$ 24,366,029	$ (23,182,152)	$ 5,821,988
Change in cumulative foreign currency translation adjustment	16,691,471	(8,430,811)	1,660,040
Other comprehensive income (loss)	16,691,471	(8,430,811)	1,660,040
Comprehensive income (loss)	41,057,500	(31,612,963)	7,482,028
Less comprehensive loss attributable to noncontrolling interest	(404,675)	(488,504)	(247,296)
Less foreign currency translation adjustment attributable to noncontrolling interest	(28,971)	(94,666)	(2,713)
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537
Comprehensive (loss) income attributable to ordinary shareholders	(470,798,882)	(526,117,831)	(332,347,963)
Equity and option order flow rebates
Revenues
Total revenues	304,126,641	197,069,562	192,232,715
Interest related income
Revenues
Total revenues	154,256,508	130,451,877	155,792,329
Handling charge income
Revenues
Total revenues	87,293,753	49,044,700	30,677,177
Other revenues
Revenues
Total revenues	$ 25,319,904	$ 13,663,533	$ 10,900,349